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VIA EDGAR
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                                  May 3, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: AIG Life Insurance Company
    Variable Account I of AIG Life Insurance Company ("Registrant")
    Product: AllianceBernstein Ovation Variable Annuity
    File Nos. 333-102139 and 811-05301

Ladies and Gentlemen:

    Pursuant to Rule 497(j), under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have differed from that contained in the Amendment, and the Amendment, which is designated as Post-Effective Amendment No. 7 under the 1933 Act and as Amendment No. 98 under the Investment Company Act of 1940, was filed electronically on May 1, 2006.

    Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams

Lucia B. Williams
Director, Variable Annuity Product Compliance